SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - General Revenue Recognition (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 14, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Amortization of capitalized contract costs		$ 0.1	$ 0.1	$ 0.0
Care.com | Minimum
Disaggregation of Revenue [Line Items]
Subscription period		1 month
Care.com | Maximum
Disaggregation of Revenue [Line Items]
Subscription period		1 year
Mosaic Group | Maximum
Disaggregation of Revenue [Line Items]
Subscription period	1 year
Capitalized App Store Fees | Discontinued Operations, Disposed of by Sale | Mosaic Group
Disaggregation of Revenue [Line Items]
Capitalized contract cost amortization			$ 3.1	$ 27.0